CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 70,834,496	$ 34,743,152
Trade accounts receivable, net	56,423,866	37,637,957
Inventories, net	24,383,021	16,946,870
Prepaid expenses and other current assets	20,722,358	25,271,568
Total current assets	172,363,741	114,599,547
Property, plant and equipment, net	31,263,432	31,410,133
Intangibles, net	490,389,723	585,388,710
Goodwill	100,854,816	187,172,816
Other noncurrent assets	751,927	942,419
Total assets	795,623,639	919,513,625
Current liabilities:
Trade accounts payable	24,869,593	36,069,936
Accrued liabilities	87,236,940	81,926,390
Current portion of longterm debt, net of deferred financing costs	1,774,199	6,655,604
Current portion of obligation under finance leases, ASC840	119,344	24,245
Income taxes payable - current portion		2,328,854
Total current liabilities	114,000,076	124,676,175
Longterm debt, net of noncurrent deferred financing costs	266,802,911	313,949,581
Longterm portion of obligation under finance leases, ASC840	137,949	57,059
Income taxes payable - long-term portion	2,540,780	2,328,854
Deferred taxes	28,294,483	43,807,921
Other long-term liabilities		1,047,477
Total liabilities	411,776,199	485,867,067
Commitments and contingencies (See Note 12)
Shareholders' Equity
Ordinary shares ($0.01 nominal value 400,000,000 shares authorized, 52,518,924 share issued and outstanding	525,189
Additional paid in capital	487,287,971
Accumulated deficit	(102,119,537)
Partners' capital		434,279,704
Accumulated other comprehensive loss	(1,846,183)	(633,146)
Total shareholders' equity	383,847,440
Total partners' capital		433,646,558
Total liabilities and shareholders' equity	$ 795,623,639	$ 919,513,625